Other Income/(Loss) (Net) - Summary of Other Income/(Loss) (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure Of Other Income Loss[abstract]
Miscellaneous income	$ 190.5	₨ 13,916.1	₨ 14,958.0	₨ 16,941.8
Incentives	170.6	12,475.7	9,738.9	10,035.3
Gain/(Loss) on change in fair value of commodity derivatives	189.0	13,820.9	(6,881.8)	847.5
Dividend income from investments measured at FVTOCI	2.5	183.7	209.0
Dividend income from investments measured at FVTPL			2.4	172.8
Profit on sale of investments measured at FVTPL	24.2	1,772.6	1,873.4	1,286.1
Profit on sale of investment in a subsidiary company (note below)				3,769.8
Fair value gain/(loss) on investments measured at FVTPL	2.7	199.1	(3,890.5)	2,385.4
Total	$ 579.5	₨ 42,368.1	₨ 16,009.4	₨ 35,438.7